As filed with the Securities and Exchange Commission on October 28, 2011
Registration No. 333-70850
811-4113

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 25
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 181
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
(Exact name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(formerly The Manufacturers Life Insurance Company (U.S.A.))
(Name of Depositor)
38500 Woodward Avenue
Bloomfield Hills, Michigan 48304
(Address of Depositor’s Principal Executive Offices)
(617) 663-3000
(Depositor’s Telephone Number Including Area Code)
Thomas J. Loftus, Esquire
John Hancock Life Insurance Company (U.S.A.)
601 Congress Street
Boston, MA 02210
(Name and Address of Agent for Service)
Copy to:
Title of Securities Being Registered: Variable Annuity Insurance Contracts
It is proposed that this filing will become effective:
     ☐ immediately upon filing pursuant to paragraph (b) of Rule 485
     ☑ on October 28, 2011, pursuant to paragraph (b) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐    On ,________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
Supplement dated October 28, 2011 to PROSPECTUSES dated May 2, 2011
Changes to Variable Investment Options
This Supplement applies to VENTURE® VARIABLE ANNUITY Contracts issued prior to November 23, 2009 and all VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated May 2, 2011.

You should read this Supplement together with the current prospectus for the Contract you purchase(d) (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.
Purpose of this Supplement
This Supplement announces changes in the Contracts’ Variable Investment Options to reflect (1) the addition of JHVIT Bond Trust as a Variable Investment Option and (2) the merger of JHVIT American Bond Trust into JHVIT Bond Trust.
Addition of Bond Trust as Variable Investment Option
We revise the information in the list of Variable Investment Options on the first page of the Annuity Prospectus to include the Bond Trust.
We revise the disclosure in the Portfolio expense table in “III. Fee Tables” to include information on the Bond Trust as follows:

		Distribution		Acquired	Total Annual	Contractual
	Management	and Service	Other	Portfolio Fees	Operating	Expense	Net Operating
Portfolio/Series	Fee	(12b-1) Fees	Expenses	and Expenses[1]	Expenses	Reimbursement	Expenses
Bond Trust
Series II2	0.59%	0.25%	0.03%	0.00%	0.87%	0.00%	0.87%

1 “Acquired Portfolio Fees and Expenses” are based on the indirect net expenses associated with the Portfolio’s investment in underlying portfolios and are included in “Total Annual Operating Expenses.” The Total Annual Operating Expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses.
2 For Portfolios and Series that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.

We revise disclosure in the “Portfolio Investment Objectives and Strategies” section of “IV. General Information about Us, the Separate Accounts and the Portfolios” to include information on the Bond Trust as follows:
JOHN HANCOCK VARIABLE INSURANCE TRUST
We show the Portfolio’s manager (i.e., subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.
The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
(see “Appendix D: Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Bond Trust
Seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years; however, there is no limit on the Portfolio’s average maturity. The Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments.

Portfolio Merger
Effective after the close of business on October 28, 2011, American Bond Trust is merging into Bond Trust.
As a result, after October 28, 2011, the Variable Investment Option corresponding to Bond Trust replaces the Variable Investment Option corresponding to American Bond Trust, and you no longer will be able to allocate Contract Value or any Purchase Payments to American Bond Trust. Accordingly, all references in the Annuity Prospectus to “American Bond Trust” are replaced with “Bond Trust,” except for the disclosure in “Appendix U: Tables of Accumulation Unit Values,” which is historical in nature.
Until November 30, 2011, you may transfer amounts out of the Investment Option that invests in Bond Trust to any other Investment Option(s) available to you under the Contract, and any such transfer(s) will not count as a transfer for purposes of imposing any applicable restriction or limit on transfers (except with respect to restrictions to discourage frequent transfer activity as described in “Transfers Among Investment Options” in “V. Description of the Contract – Accumulation Period Provisions” in your Annuity Prospectus).
You should retain this Supplement for future reference.
Supplement dated October 28, 2011

10/11:	333-70728	033-79112
	333-70730	033-46217
	333-70850	333-83558
	333-71072	333-138846
	333-71074	333-61283

PART A
INFORMATION REQUIRED IN A PROSPECTUS
Venture III Variable Annuity
Wealthmark ML3 Variable Annuity
(Incorporated by reference to this Registration Statement, File No. 333-70850, filed on May 2, 2011)

PART B
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION
(Incorporated by reference to this Registration Statement, File No. 333-70850, filed on May 2, 2011)

PART C OTHER INFORMATION
Guide to Name Changes and Successions:
NAME CHANGES

DATE OF CHANGE	OLD NAME	NEW NAME
October 1, 1997	NASL Variable Account	The Manufacturers Life Insurance Company of North America Separate Account A
October 1, 1997	North American Security Life Insurance Company	The Manufacturers Life Insurance Company of North America
November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.
September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc
January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.) Separate Account A	John Hancock Life Insurance Company (U.S.A.) Separate Account A
January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.)	John Hancock Life Insurance Company (U.S.A.)
January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC
January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC
On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.
The following changes become effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets, including the assets of Separate Account A and (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.
* * * * *
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit 24(a)(1) to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70850, filed on May 2, 2011.

(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit 24(a)(2) to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70850, filed on May 2, 2011.

(b)	Exhibits
(1)(i)	Form of Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement filed January 2, 2002 (the “Pre-effective Amendment”).
(2)	Agreements for custody of securities and similar investments - NOT APPLICABLE.
(3)(i)	Underwriting Agreement dated August 10, 1995 - Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 033-76162, filed February 25, 1998.
(ii)	Distribution and Servicing Agreement dated February 17, 2009, incorporated by reference to Exhibit 24(b)(3)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

(iii)	General Agent and Broker Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(iii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

(4)(i)	Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating - Previously filed as Exhibit (b)(4) (i) to the initial registration statement on Form N-4 (file no. 333-59168) filed April 18, 2001.
(ii)	Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(B) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(iii)	Form of Specimen Income Plus for Life - Joint Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(C) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(iv)	Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(D) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(v)	Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Exhibit 24. (b)4(i)(E) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(vi)	Form of Specimen Principal Returns Rider, incorporated by reference to Exhibit 24. (b)4(i)(F) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(vii)	Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Exhibit 24. (b)4(i)(G) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(viii)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08), incorporated by reference to Exhibit 24.(b)(4)(iv) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.
(ix)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08), incorporated by reference to Exhibit 24.(b)(4)(v) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.
(x)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002NQ.08), incorporated by reference to Exhibit 24.(b)(4)(vi) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.
(xi)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002Q.08), incorporated by reference to Exhibit 24.(b)(4)(vii) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.
(5)(i)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.
(ii)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.
(iii)	Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture III (APPVENIII0507), incorporated by reference to Exhibit 24(b)(5)(iii) to Post-Effective Amendment No. 18 to this Registration Statement, File No. 333-70850, filed on June 13, 2008.
(6)	(i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).
(ii)	Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 - Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

(iii)	Certificate of Amendment to Certificate of Incorporation of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

(iv)	By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(v)	Amendment to By-Laws reflecting the Company’s name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(v) to Form N-4. File No. 333-70728, filed May 1, 2007.

(vi)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit 24(b)(6)(vi) to Post-Effective Amendment No. 35 to Registration Statement, File No. 333-70728, filed November 8, 2010.

(vii)	Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) effective July 26, 2010, incorporated by reference to Exhibit 24(b)(6)(vii) to Post-Effective Amendment No. 35 to Registration Statement, File No. 333-70728, filed November 8, 2010.
(7)(i)	Form of Variable Annuity Reinsurance Agreement Contract with Connecticut General Life Insurance Company, effective July 1, 1997 - Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.
(ii)	Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

(iii)	Amended and Restated Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Manulife Reinsurance (Bermuda) Limited, effective October 1, 2008, incorporated by reference to Exhibit 24(b)(7)(f) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

(iv)	Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

(v)	Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.
i	Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incoporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the “Post-Effective Amendment No. 1”).

ii	Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

iii	Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.
(vi)	Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7) (vi) to Post Effective Amendment No. 1.

(vii)	Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

(viii)	Automatic Reinsurance Agreement No. 2001-47 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(i) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

(ix)	Automatic Reinsurance Agreement No. 2001-48 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]
(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

(i)(A)	CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 6, 2009.]
(B)	Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 6, 2009.]
(ii)(A)	Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to Exhibit 24(b)(8)(ii)(A) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

(iii)(A)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.
(B)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

(C)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

(D)	Shareholder Information Agreement dated October 16, 2007 between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and DWS Scudder Distributors, Inc. on behalf of series of the DWS Investments VIT Funds. Incorporated by reference to post-effective amendment number 24 file number 333-70728 filed with the Commission in April, 2008.

(E)	Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

(F)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement, File No. 333-70728, filed on April 28, 2008.
(G)	Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.
(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 24(b)(9) to the Pre-Effective Amendment.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm - Incorporated by reference to Exhibit 24(b)(10) to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70850, filed on May 2, 2011.

(11)	All financial statements omitted from Item 23, Financial Statements - NOT APPLICABLE.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - NOT APPLICABLE.

(13)	Schedules of computation,- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)	Financial Data Schedule - NOT APPLICABLE.

(15)(i)	Powers of Attorney for Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John G. Vrysen. - incorporated by reference to Exhibit 24(b)(15) to Post-Effective Amendment 21 to this Registration Statement, File No. 333-70850, filed on May 3, 2010.
(ii)	Power of Attorney for Steven Finch, Incorporated by reference to Exhibit 24(b)(15)(ii) to Post-Effective Amendment No. 22 to this Registration Statement, File No. 333-70850, filed August 2, 2010.

(iii)	Power of Attorney for Paul M. Connolly - Incorporated by reference to Exhibit 24(b)(15)(iii) to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70850, filed on May 2, 2011.

Item 25. Directors and Officers of the Depositor.
OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
EFFECTIVE SEPTEMBER 15, 2011

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
James R. Boyle***	Chairman and President
Jonathan Chiel*	Executive Vice President and General Counsel
Thomas Borshoff*	Director
Paul M. Connolly*	Director
Steven Finch***	Director and Executive Vice President
Ruth Ann Fleming*	Director
James D. Gallagher*	Director and Executive Vice President
Scott S. Hartz***	Director, Executive Vice President and Chief Investment Officer - U.S. Investments
Rex E. Schlaybaugh, Jr.*	Director
John G. Vrysen*	Director and Senior Vice President
Marc Costantini*	Executive Vice President
Paul Levitt**	Executive Vice President and Treasurer
Katherine MacMillan**	Executive Vice President
Stephen R. McArthur**	Executive Vice President
Hugh McHaffie*	Executive Vice President
Kevin J. Cloherty*	Senior Vice President
Peter Gordon***	Senior Vice President

Allan Hackney*	Senior Vice President and Chief Information Officer
David Longfritz*	Senior Vice President and Chief Marketing Officer
Gregory Mack*	Senior Vice President
Lynne Patterson*	Senior Vice President and Chief Financial Officer
Craig R. Raymond*	Senior Vice President, Chief Actuary and Chief Risk Officer
Diana L. Scott*	Senior Vice President
Alan R. Seghezzi***	Senior Vice President
Tony Teta***	Senior Vice President
Brooks Tingle***	Senior Vice President
Emanuel Alves*	Vice President, Counsel and Corporate Secretary
John C.S. Anderson***	Vice President
Roy V. Anderson*	Vice President
Arnold Bergman*	Vice President
Stephen J. Blewitt***	Vice President
Robert Boyda*	Vice President
John E. Brabazon***	Vice President and Chief Financial Officer, Investments
George H. Braun***	Vice President
Thomas Bruns*	Vice President
Tyler Carr*	Vice President
Robert T. Cassato*	Vice President
Brian Collins+	Vice President
Art Creel*	Vice President
George Cushnie**	Vice President
John J. Danello*	Vice President
Anthony J. Della Piana***	Vice President
Brent Dennis***	Vice President
Robert Donahue++	Vice President
Edward Eng**	Vice President
Carol Nicholson Fulp*	Vice President
Paul Gallagher+++	Vice President
Wayne A. Gates++	Vice President
Ann Gencarella***	Vice President
Richard Harris**	Vice President and Appointed Actuary
John Hatch*	Vice President
Kevin Hill***	Vice President
E. Kendall Hines***	Vice President
Eugene Xavier Hodge, Jr.***	Vice President
James C. Hoodlet***	Vice President
Roy Kapoor**	Vice President
Mitchell Karman***	Vice President, Chief Compliance Officer and Counsel
Frank Knox*	Vice President and Chief Compliance Officer - Retail Funds/Separate Accounts
Jonathan Kutrubes*	Vice President
Cynthia Lacasse***	Vice President
Denise Lang***	Vice President
Robert Leach*	Vice President
Robert F. Lussky, Jr.*	Vice President
Nathaniel I. Margolis***	Vice President
John Maynard+	Vice President
Steven McCormick**	Vice President
Janis K. McDonough***	Vice President
Scott A. McFetridge***	Vice President
William McPadden***	Vice President
Maureen Milet***	Vice President and Chief Compliance Officer - Investments
Peter J. Mongeau+	Vice President
Steven Moore**	Vice President
Curtis Morrison***	Vice President
Tom Mullen*	Vice President
Scott Navin***	Vice President
Betty Ng****	Vice President
Nina Nicolosi*	Vice President

Frank O’Neill*	Vice President
Jacques Ouimet+	Vice President
Gary M. Pelletier***	Vice President
Steven Pinover*	Vice President
Krishna Ramdial**	Vice President, Treasury
S. Mark Ray***	Vice President
Jill Rebman**	Vice President
Mark Rizza*	Vice President
Andrew Ross**	Vice President
Thomas Samoluk*	Vice President
Yiji S. Starr*	Vice President
Tony Todisco++	Vice President
Gaurav Upadhya**	Vice President
Simonetta Vendittelli++	Vice President
Peter de Vries**	Vice President
Karen Walsh*	Vice President
Linda A. Watters*	Vice President
Joseph P. Welch+	Vice President
Jeffery Whitehead*	Vice President and Controller
Henry Wong***	Vice President
Randy Zipse***	Vice President
*	Principal business office is 601 Congress Street, Boston, MA 02210

**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***	Principal business office is 197 Clarendon Street, Boston, MA 02117

****	Principal business office is 250 Bloor Street, Toronto, Canada M4W 1E5

+	Principal business office is 200 Berkeley Street, Boston, MA 02116

++	Principal business office is 380 Stuart Street, Boston, MA 02116

+++	Principal business office is 200 Clarendon Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.
Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.
On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2010 appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2010

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
NAL Resources Management Limited (Canada)
Manulife Bank of Canada (Canada)
Manulife Canada Ltd. (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Manulife Asset Management (North America) Limited (Canada)
MFC Global Fund Management (Europe) Limited(2) (England)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
94.7%
95.9999%
Manulife Asset Management (Thailand) Company Limited (Thailand)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
95%
PT Asuransi Jiwa Manulife Indonesia(1) (Indonesia)
PT Manulife Asset Manajemen Indonesia (Indonesia)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manufacturers P&C Limited (Barbados)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
MLI Resources Inc. (Alberta)
58.72%
Manulife Life Insurance Company (Japan)
MFC Global Investment Management (Japan) Limited(3) (Japan)
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management (Malaysia) Sdn Bhd (Malaysia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Holdings (Delaware) LLC (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
38%
57%
John Hancock Investment Management Services, LLC (Delaware)
5%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Declaration Management & Research LLC (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

(2) MFC Global Fund Management (Europe) Limited changed its name to Manulife Asset Management (Europe) Holdings Limited effective January 6, 2011.

(3) MFC Global Investment Management (Japan) Limited changed its name to Manulife Asset Management (Japan) Limited effective January 11, 2011.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.
As of September 30, 2011, there were 106,456 qualified and 69,848 non-qualified contracts of the series offered hereby outstanding.
Item 28. Indemnification.
Article XIV of the Restated Articles of Redomestication of the Company provides as follows:
No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director’s fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:
i)	a breach of the director’s duty or loyalty to the Corporation or its shareholders or policyholders;

ii)	acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii)	a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv)	a transaction from which the director derived an improper personal benefit; or

v)	an act or omission occurring on or before the date of filing of these Articles of Incorporation.
If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XIV shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters.
(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, and Karen Walsh*) who have authority to act on behalf of JHD LLC.
*	Principal business office is 601 Congress Street, Boston, MA 02210

**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***	Principal business office is 197 Clarendon St, Boston, MA 02116
(c)	None.

Item 30. Location of Accounts and Records.
     All books and records are maintained at 601 Congress Street, Boston, MA 02210.
Item 31. Management Services.
     None.
Item 32. Undertakings.
(a)	Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.
John Hancock Life Insurance Company (U.S.A.) (“Company”) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.
(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.
Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.
(c)	Undertakings Pursuant to Item 32 of Form N-4.
(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 28th day of October, 2011.
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) (Depositor)

By:	/s/ James R. Boyle
James R. Boyle
Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:	/s/ James R. Boyle
James R. Boyle
Chairman and President

SIGNATURES
     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 28th day of October, 2011.

Signature	Title

/s/ James R. Boyle	Chairman and President
James R. Boyle	(Principal Executive Officer)

/s/ Lynne Patterson	Senior Vice President and Chief Financial Officer
Lynne Patterson	(Principal Financial Officer)

/s/ Jeffery J. Whitehead	Vice President and Controller
Jeffery J. Whitehead	(Principal Accounting Officer)

*	Director
Thomas Borshoff

*	Director
Paul M. Connolly

*	Director
Steven Finch

*	Director
Ruth Ann Fleming

*	Director
James D. Gallagher

*	Director
Scott S. Hartz

*	Director
Rex Schlaybaugh, Jr.

*	Director
John G. Vrysen

*/s/ Thomas J. Loftus	Senior Counsel - Annuities
Thomas J. Loftus
Pursuant to Power of Attorney